Summary of Significant Accounting Policies - Schedule of Unaudited Income Statement (Details) - USD ($) $ / shares in Units, $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
NET REVENUES	$ 40,800	$ 39,261	$ 45,834
OPERATING EXPENSES:
Operating expenses excluding depreciation and amortization expense	31,126	32,344	35,606
Corporate expenses	4,303	4,338	4,303
Depreciation and amortization	1,080	4,081	1,352
Total operating expenses	36,509	40,960	41,261
OPERATING INCOME	4,291	(1,699)	4,573
OTHER EXPENSE:
Interest expense	(821)	(9,493)	(821)
Total other expense	(821)	(9,493)	(821)
INCOME BEFORE INCOME TAXES	3,470	(11,192)	3,752
PROVISION FOR INCOME TAXES	1,522	15,561	1,646
CONSOLIDATED NET INCOME (LOSS)	1,948	(26,753)	2,106
PREFERRED STOCK DIVIDENDS	110	2,148	110
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ 1,838	$ (28,901)	$ 1,996
NET INCOME PER SHARE- BASIC AND DILUTED	$ 0.80	$ (4.07)	$ 0.91
WEIGHTED AVERAGE SHARES OUTSTANDING- BASIC AND DILUTED	2,298	7,094	2,195,300